Accrued expenses and other current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses and other current liabilities [Abstract]
Payables related to employee share options exercise	$ 6,573
Payroll and welfare benefits accruals	4,727	5,707
Deposits from service providers	4,445	2,507
Business acquisition payable		607
Server custody and bandwidth fee accruals	1,511	248
Professional fees payable	879	21
Rentals	671	218
Others	1,363	527
Total	$ 20,169	$ 9,835